Summary of Selected Royalties Own by the Company (Details)	12 Months Ended
Dec. 31, 2023
Borden Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Borden Mine
Jurisdiction	Ontario, Canada
Royalty Percentage Own Description	0.5% NSR
Canadian Malartic Property (open pit) [Member]
IfrsStatementLineItems [Line Items]
Property description	Canadian Malartic Property (open pit)
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.0% – 3.0% NSR
Cozamin Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Cozamin Mine
Jurisdiction	Zacatecas, Mexico
Royalty Percentage Own Description	1.0% NSR
Isabella Pearl Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Isabella Pearl Mine
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.375% Gross Revenue Royalty
Borborema Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Borborema Project
Jurisdiction	Rio Grande do Norte, Brazil
Royalty Percentage Own Description	2.0% NSR
Cote Gold Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Côté Gold Project
Jurisdiction	Ontario, Canada
Royalty Percentage Own Description	0.75% NSR
Fenelon Gold Property [Member]
IfrsStatementLineItems [Line Items]
Property description	Fenelon Gold Property
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	2.0% NSR
Gold Rock Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Gold Rock Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.5% NSR
Granite Creek [Member]
IfrsStatementLineItems [Line Items]
Property description	Granite Creek
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	10% NPI
Hog Ranch Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Hog Ranch Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	2.25% NSR
La Mina Project [Member]
IfrsStatementLineItems [Line Items]
Property description	La Mina Project
Jurisdiction	Colombia
Royalty Percentage Own Description	2.0% NSR
Lincoln Hill Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Lincoln Hill Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	2.0% NSR
Canadian Malartic - Odyssey Project (1) (underground) [Member]
IfrsStatementLineItems [Line Items]
Property description	Canadian Malartic - Odyssey Project (1) (underground)
Jurisdiction	Québec, Canada
Royalty Percentage Own Description	3.0% NSR
Railroad-Pinion Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Railroad-Pinion Project
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	0.44% NSR
REN - Carline Mines [Member]
IfrsStatementLineItems [Line Items]
Property description	REN - Carlin Mines
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	1.5% NSR
REN - Carline Mines (NPI)
IfrsStatementLineItems [Line Items]
Property description	REN - Carlin Mines (NPI)
Jurisdiction	Nevada, USA
Royalty Percentage Own Description	3.5% NPI
Sao Jorge Project [member]
IfrsStatementLineItems [Line Items]
Property description	São Jorge Project
Jurisdiction	Brazil
Royalty Percentage Own Description	1.0% NSR